Fees Summary	Sep. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 478,000
Previously Paid Amount	0.00
Total Fee Amount	73.18
Total Offset Amount	0.00
Net Fee	73.18
Narrative - Max Aggregate Offering Price	$ 478,000
Final Prospectus	true